Accruals (Details) - Schedule of Accruals	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Accruals [Abstract]
Professional fee	$ 35,000	$ 4,472	$ 34,000
Employee payroll and other benefits	377,056	48,181	397,789
Commission	606,562	77,507	184,289
Total accruals	$ 1,018,618	$ 130,160	$ 616,078